Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current—The Netherlands	$ 5,794	$ 3,430	$ 6,043
—Foreign	52,835	10,375	34,543
Provision for income tax current, total	58,629	13,805	40,586
Deferred—The Netherlands	2,551	151	188
—Foreign	(25,823)	60,025	(64,169)
Provision for income tax deferred, total	(23,272)	60,176	(63,981)
Total income tax expense (benefit)	$ 35,357	$ 73,981	$ (23,395)